Expense Example - Global Funds - Global X S&P 500 Christian Values ETF - Global X S&P 500 Christian Values ETF Class	Sep. 04, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93